Assets and liabilities held for sale (Tables)	6 Months Ended
Jun. 30, 2012
Assets and liabilities held for sale
Assets held for sale and liabilities associated with assets held for sale

June 30, 2012 (unaudited)
Assets held for sale
Accounts receivable	46
Recoverable taxes	6
Inventories	91
Property, plant and equipment	42
Other	2
Total	187

Liabilities related to assets held for sale
Suppliers	20
Deferred income tax	4
Others	8
Total	32